Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	IMV Inc.
Entity Central Index Key	0001734768
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	51,028,180
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019